Business combinations - Schedule of Pro-Form Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Business Combinations [Abstract]
Revenue of combined entity as if combination occurred at beginning of period	R$ 9,600,659
Profit (loss) of combined entity as if combination occurred at beginning of period	R$ (527,979)